Share based compensation - Summary of Share-Based Payment Arrangement, Option, Activity (Detail) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share options, Beginning Balance	133,079	0
Weighted average exercise price, Beginning Balance	$ 8	$ 0
Number of share options, Granted		135,079
Weighted average exercise price, Granted		$ 8
Weighted average remaining contractual life,Granted		10 years
Number of share options , Exercised		0
Weighted average exercise price ,Exercised		$ 0
Number of share options , Canceled/forfeited	(15,202)	(2,000)
Weighted average exercise price, Canceled/forfeited	$ 8	$ 8
Number of share options , Ending Balance	117,877	133,079
Weighted average exercise price, Ending Balance	$ 8	$ 8
Weighted average remaining contractual life, Ending Balance	8 years 4 months 24 days	9 years 4 months 24 days
Number of share options, Vested and exercisable	29,470
Weighted average exercise price,Vested and exercisable	$ 8
Weighted average remaining contractual life, Vested and exercisable	8 years 4 months 24 days
Number of share options , Vested and expected to vest	112,614
Weighted average exercise price, Vested and expected to vest	$ 8
Weighted average remaining contractual life, Vested and expected to vest	8 years 4 months 24 days